Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Provision

The components of our income tax provision were as follows:

(millions)	2012	2011	2010
Current tax provision	$424.8	$440.2	$433.9
Deferred tax expense (benefit)	(9.4)	31.3	63.0

Total income tax provision	$415.4	$471.5	$496.9

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate

The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2012		2011		2010
Income before income taxes	$1,317.7		$1,487.0		$1,565.2

Tax at statutory rate	$461.2	35%	$520.5	35%	$547.8	35%
Tax effect of:
Exempt interest income	(14.7)	(1)	(17.5)	(1)	(19.4)	(1)
Dividends received deduction	(18.2)	(1)	(18.2)	(1)	(17.2)	(1)
Tax credits	0	0	(9.1)	(1)	0	0
Tax-deductible dividends	(11.9)	(1)	(3.8)	0	(13.0)	(1)
Other items, net	(1.0)	0	(.4)	0	(1.3)	0

Total income tax provision	$415.4	32%	$471.5	32%	$496.9	32%

Components of Net Deferred Tax Assets

At December 31, 2012 and 2011, the components of the net deferred tax asset were as follows:

(millions)	2012	2011
Deferred tax assets:
Unearned premiums reserve	$344.3	$319.1
Investment basis differences	208.3	246.1
Non-deductible accruals	191.6	172.1
Loss and loss adjustment expense reserves	107.3	113.6
Other	3.9	5.2
Deferred tax liabilities:
Net unrealized gains on securities	(464.5)	(367.7)
Hedges on forecasted transactions	(3.3)	(4.3)
Deferred acquisition costs	(152.1)	(151.8)
Property and equipment	(103.6)	(109.9)
Prepaid expenses	(12.2)	(16.1)
Deferred gain on extinguishment of debt	(5.8)	(5.8)
Other	(4.5)	(4.5)

Net deferred tax asset	$109.4	$196.0